Investment Risks	Mar. 21, 2025
Mid-Cap Growth Portfolio - Class D, Class I and Class P shares | Mid-Cap Growth Portfolio | Quantitative Modeling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Quantitative Modeling Risk: In managing the Fund, the sub-adviser employs quantitative models as an investment management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons (for example, human judgment, data imprecision, software or other technology malfunctions, or programming inaccuracies). When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon exposes the Fund to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. There is no guarantee that the sub-adviser’s use of quantitative models will result in effective investment decisions.
Emerging Markets Portfolio - Class D, Class I and Class P shares | Emerging Markets Portfolio | Quantitative Modeling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Quantitative Modeling Risk: In managing the Fund, the sub-adviser employs quantitative models as an investment management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons (for example, human judgment, data imprecision, software or other technology malfunctions, or programming inaccuracies). When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon exposes the Fund to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. There is no guarantee that the sub-adviser’s use of quantitative models will result in effective investment decisions.
Emerging Markets Portfolio - Class D, Class I and Class P shares | Emerging Markets Portfolio | China Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●China Risk: Because the Fund has principal exposure to investments (both directly and indirectly) involving China, the Fund may be impacted by social, economic and political conditions impacting China, including international relations with other nations, public health risks, corruption and military activity, market illiquidity, exchange-rate fluctuations, volatility, and the potential for limited disclosure and regulation involving Chinese securities.
Emerging Markets Portfolio - Class D, Class I and Class P shares | Emerging Markets Portfolio | Value Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
Emerging Markets Portfolio - Class D, Class I and Class P shares | Emerging Markets Portfolio | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Technology Sector Risk: Companies in the Technology sector face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. companies in the Technology sector have diverse operations, with products or services in foreign markets, exposing them to risks associated with foreign markets.
PSF Avantis Balanced Allocation Portfolio - Class D, Class I and Class P shares | PSF Avantis Balanced Allocation Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Pacific Dynamix - Aggressive Growth Portfolio - Class D, Class I and Class P shares | Pacific Dynamix - Aggressive Growth Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: A Pacific Dynamix Underlying Fund may engage in securities lending, which involves the risk that a Pacific Dynamix Underlying Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. A Pacific Dynamix Underlying Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Pacific Dynamix - Conservative Growth Portfolio - Class D, Class I and Class P shares | Pacific Dynamix - Conservative Growth Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: A Pacific Dynamix Underlying Fund may engage in securities lending, which involves the risk that a Pacific Dynamix Underlying Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. A Pacific Dynamix Underlying Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Pacific Dynamix - Growth Portfolio - Class D, Class I and Class P shares | Pacific Dynamix - Growth Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: A Pacific Dynamix Underlying Fund may engage in securities lending, which involves the risk that a Pacific Dynamix Underlying Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. A Pacific Dynamix Underlying Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Pacific Dynamix - Moderate Growth Portfolio - Class D, Class I and Class P shares | Pacific Dynamix - Moderate Growth Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: A Pacific Dynamix Underlying Fund may engage in securities lending, which involves the risk that a Pacific Dynamix Underlying Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. A Pacific Dynamix Underlying Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Portfolio Optimization Aggressive-Growth Portfolio - Class D, Class I and Class P shares | Portfolio Optimization Aggressive-Growth Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: A Portfolio Optimization Underlying Fund may engage in securities lending, which involves the risk that a Portfolio Optimization Underlying Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. A Portfolio Optimization Underlying Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Portfolio Optimization Conservative Portfolio - Class D, Class I and Class P shares | Portfolio Optimization Conservative Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: A Portfolio Optimization Underlying Fund may engage in securities lending, which involves the risk that a Portfolio Optimization Underlying Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. A Portfolio Optimization Underlying Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Portfolio Optimization Growth Portfolio - Class D, Class I and Class P shares | Portfolio Optimization Growth Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: A Portfolio Optimization Underlying Fund may engage in securities lending, which involves the risk that a Portfolio Optimization Underlying Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. A Portfolio Optimization Underlying Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Portfolio Optimization Moderate Portfolio - Class D, Class I and Class P shares | Portfolio Optimization Moderate Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: A Portfolio Optimization Underlying Fund may engage in securities lending, which involves the risk that a Portfolio Optimization Underlying Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. A Portfolio Optimization Underlying Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Portfolio Optimization Moderate-Conservative Portfolio - Class D, Class I and Class P shares | Portfolio Optimization Moderate-Conservative Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: A Portfolio Optimization Underlying Fund may engage in securities lending, which involves the risk that a Portfolio Optimization Underlying Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. A Portfolio Optimization Underlying Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Bond Plus Portfolio - Class P shares | Bond Plus Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Value Portfolio - Class P shares | Value Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Value Advantage Portfolio - Class P shares | Value Advantage Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Technology Portfolio - Class P shares | Technology Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Small-Cap Value Portfolio - Class P shares | Small-Cap Value Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Small-Cap Plus Bond Alpha Portfolio - Class P shares | Small-Cap Plus Bond Alpha Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Small-Cap Index Portfolio - Class P shares | Small-Cap Index Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Small-Cap Growth Portfolio - Class P shares | Small-Cap Growth Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Small-Cap Equity Portfolio - Class P shares | Small-Cap Equity Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Short Duration Bond Portfolio - Class P shares | Short Duration Bond Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Real Estate Portfolio - Class P shares | Real Estate Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
QQQ Plus Bond Alpha Portfolio - Class P shares | QQQ Plus Bond Alpha Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Portfolio Optimization Moderate-Conservative Portfolio - Class P shares | Portfolio Optimization Moderate-Conservative Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Portfolio Optimization Moderate Portfolio - Class P shares | Portfolio Optimization Moderate Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Portfolio Optimization Growth Portfolio - Class P shares | Portfolio Optimization Growth Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Portfolio Optimization Conservative Portfolio - Class P shares | Portfolio Optimization Conservative Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Portfolio Optimization Aggressive-Growth Portfolio - Class P shares | Portfolio Optimization Aggressive-Growth Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Pacific Dynamix - Moderate Growth Portfolio - Class P shares | Pacific Dynamix - Moderate Growth Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Pacific Dynamix - Growth Portfolio - Class P shares | Pacific Dynamix - Growth Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Pacific Dynamix - Conservative Growth Portfolio - Class P shares | Pacific Dynamix - Conservative Growth Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Pacific Dynamix - Aggressive Growth Portfolio - Class P shares | Pacific Dynamix - Aggressive Growth Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
PSF Avantis Balanced Allocation Portfolio - Class P shares | PSF Avantis Balanced Allocation Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
PD Small-Cap Value Index Portfolio - Class P shares | PD Small-Cap Value Index Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
PD Small-Cap Growth Index Portfolio - Class P shares | PD Small-Cap Growth Index Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
PD Mid-Cap Index Portfolio - Class P shares | PD Mid-Cap Index Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
PD Large-Cap Value Index Portfolio - Class P shares | PD Large-Cap Value Index Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
PD Large-Cap Growth Index Portfolio - Class P shares | PD Large-Cap Growth Index Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
PD International Large-Cap Index Portfolio - Class P shares | PD International Large-Cap Index Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
PD High Yield Bond Market Portfolio - Class P shares | PD High Yield Bond Market Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
PD Emerging Markets Index Portfolio - Class P shares | PD Emerging Markets Index Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
PD Aggregate Bond Index Portfolio - Class P shares | PD Aggregate Bond Index Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
PD 1-3 Year Corporate Bond Portfolio - Class P shares | PD 1-3 Year Corporate Bond Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Mid-Cap Value Portfolio - Class P shares | Mid-Cap Value Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Mid-Cap Plus Bond Alpha Portfolio - Class P shares | Mid-Cap Plus Bond Alpha Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Mid-Cap Growth Portfolio - Class P shares | Mid-Cap Growth Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Managed Bond Portfolio - Class P shares | Managed Bond Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Large-Cap Value Portfolio - Class P shares | Large-Cap Value Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Large-Cap Plus Bond Alpha Portfolio - Class P shares | Large-Cap Plus Bond Alpha Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Large-Cap Growth Portfolio - Class P shares | Large-Cap Growth Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Large-Cap Core Portfolio - Class P shares | Large-Cap Core Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
International Value Portfolio - Class P shares | International Value Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
International Small-Cap Portfolio - Class P shares | International Small-Cap Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
International Large-Cap Portfolio - Class P shares | International Large-Cap Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
International Growth Portfolio - Class P shares | International Growth Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
International Equity Plus Bond Alpha Portfolio - Class P shares | International Equity Plus Bond Alpha Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Intermediate Bond Portfolio - Class P shares | Intermediate Bond Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Inflation Managed Portfolio - Class P shares | Inflation Managed Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
High Yield Bond Portfolio - Class P shares | High Yield Bond Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Hedged Equity Portfolio - Class P shares | Hedged Equity Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Health Sciences Portfolio - Class P shares | Health Sciences Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Growth Portfolio - Class P shares | Growth Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Focused Growth Portfolio - Class P shares | Focused Growth Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Floating Rate Income Portfolio - Class P shares | Floating Rate Income Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Equity Index Portfolio - Class P shares | Equity Index Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Emerging Markets Portfolio - Class P shares | Emerging Markets Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Emerging Markets Debt Portfolio - Class P shares | Emerging Markets Debt Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Dividend Growth Portfolio - Class P shares | Dividend Growth Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Core Income Portfolio - Class P shares | Core Income Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Diversified Bond Portfolio - Class P shares | Diversified Bond Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
ESG Diversified Growth Portfolio - Class P shares | ESG Diversified Growth Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
ESG Diversified Portfolio - Class P shares | ESG Diversified Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Bond Plus Portfolio - Class I and Class P shares | Bond Plus Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Large-Cap Plus Bond Alpha Portfolio - Class I and Class P shares | Large-Cap Plus Bond Alpha Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
QQQ Plus Bond Alpha Portfolio - Class I and Class P shares | QQQ Plus Bond Alpha Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Small-Cap Plus Bond Alpha Portfolio - Class I and Class P shares | Small-Cap Plus Bond Alpha Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
International Equity Plus Bond Alpha Portfolio - Class I and Class P shares | International Equity Plus Bond Alpha Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.